Form N-1A Supplement	Nov. 01, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated November 1, 2025 to the currently effective Summary Prospectus,

Prospectus, and Statement of Additional Information of each Fund

As described in the Funds’ Prospectus, Summary Prospectuses, and Statement of Additional Information (“SAI”), each Fund seeks to provide certain outcomes for an investment held over an entire Outcome Period. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus.

An investment in each Fund is subject to such Fund’s Approximate Cap over the course of the Outcome Period as set forth in the table below.

Fund (Ticker)	Outcome Period	Approximate Cap
Leverage Shares 2x Capped Accelerated COIN Monthly ETF (COIO)	November 1, 2025 to November 30, 2025	17.10% (gross of management fee) 17.03% (net of management fee)

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF (MSOO)	November 1, 2025 to November 30, 2025	16.10% (gross of management fee) 16.04% (net of management fee)

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF (NVDO)	November 1, 2025 to November 30, 2025	11.80% (gross of management fee) 11.74% (net of management fee)

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF (PLOO)	November 1, 2025 to November 30, 2025	18.80% (gross of management fee) 18.73% (net of management fee)

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF (TSLO)	November 1, 2025 to November 30, 2025	15.50% (gross of management fee) 15.43% (net of management fee)

Each Fund’s Prospectus, Summary Prospectus and SAI are amended to revise all references to the Outcome Period and Approximate Cap to reflect the information above.

If you have any questions, please call the Funds at 1-866-584-3637.

Please retain this Supplement for future reference.